Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accumulated deficit	$ (44,430)	$ (24,135)
Net loss	(20,295)	(11,789)
Restricted cash	100	100
Minimum cash balance to pay trademark fees	1	1
Minimum cash balance with lending bank	100	100
Cash balance insured	300	300
Cash balance uninsured	4,700	4,700
Marketing Expense	$ 300	$ 100